Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) for the period included in earnings, Liabilities	¥ 37,213
Fair value, recurring measurements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	3,064,178	¥ 2,472,633
Total gains (losses) for the period included in earnings, Assets	152,113	(19,829)
Total gains (losses) for the period included in other comprehensive income, Assets	43,902	6,260
Purchases, Assets	1,085,543	1,084,871
Issues, Assets	(330)	(312)
Sales, Assets	(79,961)	(34,067)
Settlements, Assets	(828,268)	(502,380)
Transfers into Level 3, Assets	11,608	92,603
Transfers out of Level 3, Assets	(90,730)	(35,601)
Level 3 assets, Ending balance	3,358,055	3,064,178
Change in unrealized gains (losses) included in earnings for assets still held at period end	208,690	(10,811)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(49,328)	77,885
Total gains (losses) for the period included in earnings, Liabilities		20,351
Total gains (losses) for the period included in other comprehensive income, Liabilities	(656)	(2,062)
Purchases, Liabilities	0	0
Issues, Liabilities	4,333	0
Sales, Liabilities	0	0
Settlements, Liabilities	(7,731)	(102,397)
Net transfers into Level 3, Liabilities	(50)	0
Transfers out of Level 3, Liabilities	170	(6,527)
Level 3 liabilities, Ending balance	(89,163)	(49,328)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	¥ 39,516	27,174
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair value, recurring measurements | Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	¥ 0	71,399
Total gains (losses) for the period included in earnings, Liabilities		0
Total gains (losses) for the period included in other comprehensive income, Liabilities		0
Purchases, Liabilities		0
Issues, Liabilities		0
Sales, Liabilities		0
Settlements, Liabilities		(71,399)
Transfers into Level 3, Liabilities		0
Transfers out of Level 3, Liabilities		0
Level 3 liabilities, Ending balance		0
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		0
Fair value, recurring measurements | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(49,328)	6,486
Total gains (losses) for the period included in earnings, Liabilities	37,213	20,351
Total gains (losses) for the period included in other comprehensive income, Liabilities	(656)	(2,062)
Purchases, Liabilities	0	0
Issues, Liabilities	4,333	0
Sales, Liabilities	0	0
Settlements, Liabilities	(7,731)	(30,998)
Transfers into Level 3, Liabilities	(50)	0
Transfers out of Level 3, Liabilities	170	(6,527)
Level 3 liabilities, Ending balance	(89,163)	(49,328)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	¥ 39,516	27,174
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair value, recurring measurements | Trading account, Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 2,746,696	2,041,954
Total gains (losses) for the period included in earnings, Assets	161,058	(5,968)
Total gains (losses) for the period included in other comprehensive income, Assets	27,672	(9,121)
Purchases, Assets	1,021,739	1,065,651
Issues, Assets	0	0
Sales, Assets	(75,862)	(27,371)
Settlements, Assets	(818,214)	(397,123)
Transfers into Level 3, Assets	15	78,674
Transfers out of Level 3, Assets	(72,482)	0
Level 3 assets, Ending balance	2,990,622	2,746,696
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 204,939	(22,232)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair value, recurring measurements | Trading account, Debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 0	101
Total gains (losses) for the period included in earnings, Assets		(1)
Total gains (losses) for the period included in other comprehensive income, Assets		0
Purchases, Assets		0
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		(100)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair value, recurring measurements | Trading account, Debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	175,464	0
Total gains (losses) for the period included in earnings, Assets	10,876	(812)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	5,002	99,190
Issues, Assets	0	0
Sales, Assets	(4,381)	(1,374)
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	78,460
Transfers out of Level 3, Assets	(72,482)	0
Level 3 assets, Ending balance	114,479	175,464
Change in unrealized gains (losses) included in earnings for assets still held at period end	10,690	(773)
Fair value, recurring measurements | Trading account, Debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,816,507	1,352,755
Total gains (losses) for the period included in earnings, Assets	103,284	(10,400)
Total gains (losses) for the period included in other comprehensive income, Assets	27,672	(9,121)
Purchases, Assets	996,075	853,526
Issues, Assets	0	0
Sales, Assets	(69,997)	(23,091)
Settlements, Assets	(764,947)	(347,162)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,108,594	1,816,507
Change in unrealized gains (losses) included in earnings for assets still held at period end	145,676	(19,985)
Fair value, recurring measurements | Trading account, Debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	612,102	536,846
Total gains (losses) for the period included in earnings, Assets	40,797	(1,034)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	2,000	76,290
Issues, Assets	0	0
Sales, Assets	(1,283)	0
Settlements, Assets	(39,368)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	614,248	612,102
Change in unrealized gains (losses) included in earnings for assets still held at period end	41,511	(1,034)
Fair value, recurring measurements | Trading account, Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	142,623	152,252
Total gains (losses) for the period included in earnings, Assets	6,101	6,279
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	18,662	36,645
Issues, Assets	0	0
Sales, Assets	(201)	(2,906)
Settlements, Assets	(13,899)	(49,861)
Transfers into Level 3, Assets	15	214
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	153,301	142,623
Change in unrealized gains (losses) included in earnings for assets still held at period end	7,062	(440)
Fair value, recurring measurements | Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	10,870	58,906
Total gains (losses) for the period included in earnings, Assets	(798)	(5,605)
Total gains (losses) for the period included in other comprehensive income, Assets	765	1,807
Purchases, Assets	188	669
Issues, Assets	(330)	(312)
Sales, Assets	0	0
Settlements, Assets	(9,617)	(23,328)
Transfers into Level 3, Assets	8,654	10,690
Transfers out of Level 3, Assets	(3,788)	(31,957)
Level 3 assets, Ending balance	5,944	10,870
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (2,630)	9,395
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange gains (losses)—net, Trading account losses—net
Fair value, recurring measurements | Trading derivatives—net | Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ (21,934)	39,486
Total gains (losses) for the period included in earnings, Assets	(12,552)	(18,435)
Total gains (losses) for the period included in other comprehensive income, Assets	(644)	(706)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	831	(6,230)
Transfers into Level 3, Assets	1,479	(3,954)
Transfers out of Level 3, Assets	5,314	(32,095)
Level 3 assets, Ending balance	(27,506)	(21,934)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(8,488)	(9,311)
Fair value, recurring measurements | Trading derivatives—net | Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	25,319	10,198
Total gains (losses) for the period included in earnings, Assets	2,500	(244)
Total gains (losses) for the period included in other comprehensive income, Assets	1,032	1,890
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(1,584)	(1,505)
Transfers into Level 3, Assets	7,175	14,644
Transfers out of Level 3, Assets	(8,836)	336
Level 3 assets, Ending balance	25,606	25,319
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,653	6,113
Fair value, recurring measurements | Trading derivatives—net | Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	6,603	8,258
Total gains (losses) for the period included in earnings, Assets	9,678	13,373
Total gains (losses) for the period included in other comprehensive income, Assets	377	627
Purchases, Assets	5	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(8,734)	(15,457)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(299)	(198)
Level 3 assets, Ending balance	7,630	6,603
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,640	12,892
Fair value, recurring measurements | Trading derivatives—net | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(34)	(45)
Total gains (losses) for the period included in earnings, Assets	15	30
Total gains (losses) for the period included in other comprehensive income, Assets	0	(4)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(15)	(15)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	33	0
Level 3 assets, Ending balance	(1)	(34)
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	32
Fair value, recurring measurements | Trading derivatives—net | Credit derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	327	660
Total gains (losses) for the period included in earnings, Assets	(129)	(212)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(115)	(121)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	83	327
Change in unrealized gains (losses) included in earnings for assets still held at period end	(129)	(211)
Fair value, recurring measurements | Trading derivatives—net | Other - net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	589	349
Total gains (losses) for the period included in earnings, Assets	(310)	(117)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	183	669
Issues, Assets	(330)	(312)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	132	589
Change in unrealized gains (losses) included in earnings for assets still held at period end	(306)	(120)
Fair value, recurring measurements | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	197,750	204,805
Total gains (losses) for the period included in earnings, Assets	(178)	(12,852)
Total gains (losses) for the period included in other comprehensive income, Assets	11,425	12,998
Purchases, Assets	1,722	2,533
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(57)	(9,872)
Transfers into Level 3, Assets	1,103	1,631
Transfers out of Level 3, Assets	(3,141)	(1,493)
Level 3 assets, Ending balance	208,624	197,750
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 11,397	199
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair value, recurring measurements | Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 5,579	5,172
Total gains (losses) for the period included in earnings, Assets	(215)	83
Total gains (losses) for the period included in other comprehensive income, Assets	128	(67)
Purchases, Assets	1,684	2,493
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(57)	(2,240)
Transfers into Level 3, Assets	1,103	1,631
Transfers out of Level 3, Assets	(3,141)	(1,493)
Level 3 assets, Ending balance	5,081	5,579
Change in unrealized gains (losses) included in earnings for assets still held at period end	63	34
Fair value, recurring measurements | Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair value, recurring measurements | Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	142,284	132,951
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	6,519	9,333
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	148,803	142,284
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,519	9,333
Fair value, recurring measurements | Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	49,872	66,667
Total gains (losses) for the period included in earnings, Assets	37	(12,935)
Total gains (losses) for the period included in other comprehensive income, Assets	4,778	3,732
Purchases, Assets	38	40
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(7,632)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	54,725	49,872
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,815	(9,168)
Fair value, recurring measurements | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	100,762	87,814
Total gains (losses) for the period included in earnings, Assets	(8,610)	4,842
Total gains (losses) for the period included in other comprehensive income, Assets	3,764	447
Purchases, Assets	61,126	14,898
Issues, Assets	0	0
Sales, Assets	(4,099)	(6,696)
Settlements, Assets	0	0
Transfers into Level 3, Assets	1,836	1,608
Transfers out of Level 3, Assets	(11,319)	(2,151)
Level 3 assets, Ending balance	143,460	100,762
Change in unrealized gains (losses) included in earnings for assets still held at period end	(5,933)	1,944
Fair value, recurring measurements | Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	100,762	87,814
Total gains (losses) for the period included in earnings, Assets	(8,610)	4,842
Total gains (losses) for the period included in other comprehensive income, Assets	3,764	447
Purchases, Assets	61,126	14,898
Issues, Assets	0	0
Sales, Assets	(4,099)	(6,696)
Settlements, Assets	0	0
Transfers into Level 3, Assets	1,836	1,608
Transfers out of Level 3, Assets	(11,319)	(2,151)
Level 3 assets, Ending balance	143,460	100,762
Change in unrealized gains (losses) included in earnings for assets still held at period end	(5,933)	1,944
Fair value, recurring measurements | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	8,100	79,154
Total gains (losses) for the period included in earnings, Assets	641	(246)
Total gains (losses) for the period included in other comprehensive income, Assets	276	129
Purchases, Assets	768	1,120
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(380)	(72,057)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	9,405	8,100
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 917	¥ (117)